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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22359

Papp Investment Trust
(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(602) 956-0980

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	August 22, 2019

*	Print the name and title of each signing officer under his or her signature.

Papp Small & Mid-Cap Growth Fund

Proxy Voting Record

July 1, 2018 - June 30, 2019

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote With or Against Management?
RBC Bearings Incorporated	ROLL	75524B104	09/12/18	Board of Directors	Issuer	With	For	With
RBC Bearings Incorporated	ROLL	75524B104	09/12/18	Ratify Auditors	Issuer	With	For	With
RBC Bearings Incorporated	ROLL	75524B104	09/21/18	Executive Compensation	Issuer	With	For	With

The Clorox Company	CLX	189054109	11/14/18	Board of Directors	Issuer	With	For	With
The Clorox Company	CLX	189054109	11/14/18	Executive Compensation	Issuer	With	For	With
The Clorox Company	CLX	189054109	11/14/18	Ratify Auditors	Issuer	With	For	With

Resmed	RMD	761152107	11/14/18	Board of Directors	Issuer	With	For	With
Resmed	RMD	761152107	11/14/18	Ratify Auditors	Issuer	With	For	With
Resmed	RMD	761152107	11/14/18	Executive Compensation	Issuer	With	For	With
Resmed	RMD	761152107	11/14/18	Employee Stock Purchase Plan	Issuer	With	For	With

Westinghouse Air Brake Technologies	WAB	929740108	11/14/18	Authorize the issuance of shares of Wabtec common stock in the merger	Issuer	With	For	With
Westinghouse Air Brake Technologies	WAB	929740108	11/14/18	Amend the Wabtec Charter to increase the number of authorized shares of common stock	Issuer	With	For	With
Westinghouse Air Brake Technologies	WAB	929740108	11/14/18	Apprve the adjournment or postponement of the special meeting	Issuer	With	For	With

Factset Research Systems	FDS	303075105	12/18/18	Board of Directors	Issuer	With	For	With
Factset Research Systems	FDS	303075105	12/18/18	Ratify Auditors	Issuer	With	For	With
Factset Research Systems	FDS	303075105	12/18/18	Executive Compensation	Issuer	With	For	With

The Scotts Miracle- Gro Company	SMG	810186106	01/25/19	Board of Directors	Issuer	With	For	With
The Scotts Miracle- Gro Company	SMG	810186106	01/25/19	Executive Compensation	Issuer	With	For	With
The Scotts Miracle- Gro Company	SMG	810186106	01/25/19	Ratify Auditors	Issuer	With	For	With

Valvoline Inc	VVV	92047W101	01/31/19	Board of Directors	Issuer	With	For	With
Valvoline Inc	VVV	92047W101	01/31/19	Executive Compensation	Issuer	With	For	With
Valvoline Inc	VVV	92047W101	01/31/19	Ratify Auditors	Issuer	With	For	With
Valvoline Inc	VVV	92047W101	01/31/19	Approval of an Amendemnt to the 2016 Incentive Plan	Issuer	With	For	With

Varex Imaging Corporation	VREX	92214X106	02/14/19	Board of Directors	Issuer	With	For	With
Varex Imaging Corporation	VREX	92214X106	02/14/19	Executive Compensation	Issuer	With	For	With
Varex Imaging Corporation	VREX	92214X106	02/14/19	Ratify Auditors	Issuer	With	For	With

Varian Medial Systems	VAR	92220P105	02/14/19	Board of Directors	Issuer	With	For	With
Varian Medial Systems	VAR	92220P105	02/14/19	Executive Compensation	Issuer	With	For	With
Varian Medial Systems	VAR	92220P105	02/14/19	Ratify Auditors	Issuer	With	For	With

Analog Devices INC	ADI	032654105	03/13/19	Board of Directors	Issuer	With	For	With
Analog Devices INC	ADI	032654105	03/13/19	Executive Compensation	Issuer	With	For	With
Analog Devices INC	ADI	032654105	03/13/19	Ratify Auditors	Issuer	With	For	With
Analog Devices INC	ADI	032654105	03/13/19	Shareholder proposal relating to a diversity report	Shareholder	With	Against	With

Silicon Laboratories Inc	SLAB	826919102	04/18/19	Board of Directors	Issuer	With	For	With
Silicon Laboratories Inc	SLAB	826919102	04/18/19	Executive Compensation	Issuer	With	For	With
Silicon Laboratories Inc	SLAB	826919102	04/18/19	Ratify Auditors	Issuer	With	For	With

UMB Financial Corporation	UMBF	902788108	04/23/19	Board of Directors	Issuer	With	For	With
UMB Financial Corporation	UMBF	902788108	04/23/19	Executive Compensation	Issuer	With	For	With
UMB Financial Corporation	UMBF	902788108	04/23/19	Ratify Auditors	Issuer	With	For	With

T. Rowe Price Group Inc	TROW	74144T108	04/25/19	Board of Directors	Issuer	With	For	With
T. Rowe Price Group Inc	TROW	74144T108	04/25/19	Executive Compensation	Issuer	With	For	With
T. Rowe Price Group Inc	TROW	74144T108	04/25/19	Ratify Auditors	Issuer	With	For	With

Ecolab Inc	ECL	278865100	05/02/19	Board of Directors	Issuer	With	For	With
Ecolab Inc	ECL	278865100	05/02/19	Executive Compensation	Issuer	With	For	With
Ecolab Inc	ECL	278865100	05/02/19	Ratify Auditors	Issuer	With	For	With
Ecolab Inc	ECL	278865100	05/02/19	Requesting an independent board chair, if properly presented	Shareholder	With	Against	With

Church & Dwight Co	CHD	171340102	05/02/19	Board of Directors	Issuer	With	For	With
Church & Dwight Co	CHD	171340102	05/02/19	Executive Compensation	Issuer	With	For	With
Church & Dwight Co	CHD	171340102	05/02/19	Ratify Auditors	Issuer	With	For	With

Trimble Inc	TRMB	896239100	05/07/19	Board of Directors	Issuer	With	For	With
Trimble Inc	TRMB	896239100	05/07/19	Executive Compensation	Issuer	With	For	With
Trimble Inc	TRMB	896239100	05/07/19	Ratify Auditors	Issuer	With	For	With

O'Reilly Automotive Inc	ORLY	67103H107	05/07/19	Board of Directors	Issuer	With	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/07/19	Executive Compensation	Issuer	With	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/07/19	Ratify Auditors	Issuer	With	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/07/19	Shareholder proposal entitled special shareholder meeting	Shareholder	With	Against	With

Expeditors Int'l of Washington, INC	EXPD	302130109	05/07/19	Board of Directors	Issuer	With	For	With
Expeditors Int'l of Washington, INC	EXPD	302130109	05/07/19	Executive Compensation	Issuer	With	For	With
Expeditors Int'l of Washington, INC	EXPD	302130109	05/07/19	Ratify Auditors	Issuer	With	For	With
Expeditors Int'l of Washington, INC	EXPD	302130109	05/07/19	Political disclosure shareholder resolution	Shareholder	With	Against	With

Ametek INC	AME	031100100	05/09/19	Board of Directors	Issuer	With	For	With
Ametek INC	AME	031100100	05/09/19	Executive Compensation	Issuer	With	For	With
Ametek INC	AME	031100100	05/09/19	Ratify Auditors	Issuer	With	For	With
Ametek INC	AME	031100100	05/09/19	State of Incorpoation	Issuer	With	For	With

Mettler-Toledo International inc	MTD	592688105	05/09/19	Board of Directors	Issuer	With	For	With
Mettler-Toledo International inc	MTD	592688105	05/09/19	Executive Compensation	Issuer	With	For	With
Mettler-Toledo International inc	MTD	592688105	05/09/19	Ratify Auditors	Issuer	With	For	With

Idex Corporation	IEX	45167R104	05/10/19	Board of Directors	Issuer	With	For	With
Idex Corporation	IEX	45167R104	05/10/19	Executive Compensation	Issuer	With	For	With
Idex Corporation	IEX	45167R104	05/10/19	Ratify Auditors	Issuer	With	For	With

Pioneer Natural Resouces	PXD	723787107	05/16/19	Board of Directors	Issuer	With	For	With
Pioneer Natural Resouces	PXD	723787107	05/16/19	Executive Compensation	Issuer	With	For	With
Pioneer Natural Resouces	PXD	723787107	05/16/19	Ratify Auditors	Issuer	With	For	With

Worldpay Inc	WP	981558109	05/16/19	Board of Directors	Issuer	With	For	With
Worldpay Inc	WP	981558109	05/16/19	Executive Compensation	Issuer	With	For	With
Worldpay Inc	WP	981558109	05/16/19	Ratify Auditors	Issuer	With	For	With

Westinghouse Air Brake Technologies Corp	WAB	929740108	05/17/19	Board of Directors	Issuer	With	For	With
Westinghouse Air Brake Technologies Corp	WAB	929740108	05/17/19	Executive Compensation	Issuer	With	For	With
Westinghouse Air Brake Technologies Corp	WAB	929740108	05/17/19	Ratify Auditors	Issuer	With	For	With

Ansys Inc	ANSS	03662Q105	05/17/19	Board of Directors	Issuer	With	For	With
Ansys Inc	ANSS	03662Q105	05/17/19	Executive Compensation	Issuer	With	For	With
Ansys Inc	ANSS	03662Q105	05/17/19	Ratify Auditors	Issuer	With	For	With

SEI Investments Company	SEIC	784117103	05/29/19	Board of Directors	Issuer	With	For	With
SEI Investments Company	SEIC	784117103	05/29/19	Executive Compensation	Issuer	With	For	With
SEI Investments Company	SEIC	784117103	05/29/19	Ratify Auditors	Issuer	With	For	With

PRA Health Sciences Inc	PRAH	69354M108	06/03/19	Board of Directors	Issuer	With	For	With
PRA Health Sciences Inc	PRAH	69354M108	06/03/19	Executive Compensation	Issuer	With	For	With
PRA Health Sciences Inc	PRAH	69354M108	06/03/19	Ratify Auditors	Issuer	With	For	With

Costar Group Inc	CSGP	22160N109	06/05/19	Board of Directors	Issuer	With	For	With
Costar Group Inc	CSGP	22160N109	06/05/19	Executive Compensation	Issuer	With	For	With
Costar Group Inc	CSGP	22160N109	06/05/19	Ratify Auditors	Issuer	With	For	With

Pegasystems Inc	PAGA	705573103	06/25/19	Board of Directors	Issuer	With	For	With
Pegasystems Inc	PAGA	705573103	06/25/19	Executive Compensation	Issuer	With	For	With
Pegasystems Inc	PAGA	705573103	06/25/19	Ratify Auditors	Issuer	With	For	With

Worldpay INC	WP	981558109	07/24/19	Adopt and approve the Agreement and Plan of merger	Issuer	With	For	With
Worldpay INC	WP	981558109	07/24/19	Executive Compensation	Issuer	With	For	With
Worldpay INC	WP	981558109	07/24/19	Adjourn Worldpay Special meeting if necessary	Issuer	With	For	With